Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-Agency Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 405	$ 478	$ 624
Net Gains (Losses) Included in Net Income			(6)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(4)	15	8
Principal Payments	(83)	(88)	(148)
Settlements	0	0	0
End of Period Balance	318	405	478
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	(4)	14	9
Non-Agency Non-Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	280	297	355
Net Gains (Losses) Included in Net Income	(1)	(6)	(13)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(1)	19	17
Sales			(20)
Principal Payments	(38)	(30)	(42)
Settlements	0	0	0
End of Period Balance	240	280	297
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	(1)	19	17
Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	9	9	9
Settlements	0	0	0
End of Period Balance	9	9	9
Asset-Backed Securities Other [Member] | Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	62	63	15
Net Gains (Losses) Included in Net Income	4	4	3
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(2)		1
Purchases		5	51
Sales	(51)
Principal Payments	(11)	(10)	(7)
Settlements	0	0	0
End of Period Balance	2	62	63
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	2,338	2,680	1,700
Net Gains (Losses) Included in Net Income	(487)	(588)	203
Purchases	29	5	8
Sales		(141)
Issuances	632	382	769
Settlements	0	0	0
End of Period Balance	2,512	2,338	2,680
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	(487)	(588)	203
Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	756	847	1,003
Net Gains (Losses) Included in Net Income	3	(2)	(16)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(7)	34	26
Purchases		5	51
Sales	(51)		(20)
Principal Payments	(132)	(128)	(197)
Settlements	0	0	0
End of Period Balance	569	756	847
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	(5)	33	26
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	574	445	1,179
Net Gains (Losses) Included in Net Income	707	904	(18)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0	0	0
Purchases	1	1	1
Sales	(13)	(4)	(5)
Principal Payments	0	0	0
Issuances	0	0	0
Settlements	(771)	(772)	(712)
End of Period Balance	498	574	445
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	$ 135	$ 188	$ (321)